[STRATTEC SECURITY CORPORATION LETTERHEAD]
STRATTEC SECURITY CORPORATION
3333 W. Good Hope Road
Milwaukee, WI 53209
September 1, 2010
SENT VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, DC 20549

Ladies and Gentlemen:	Re: STRATTEC SECURITY CORPORATION Form 10-K
     Transmitted herewith is a copy of the Form 10-K for STRATTEC SECURITY CORPORATION for the fiscal year ended June 27, 2010.
     During the fiscal year ended June 27, 2010, we adopted a new accounting standard issued by the Financial Accounting Standards Board (FASB) related to non-controlling interests in consolidated financial statements, which required retrospective adjustment to the presentation of prior year financial information and disclosures. The adoption did not impact previously reported net income or retained earnings amounts. All periods presented have been retrospectively adjusted to reflect the non-controlling interest presentation requirements. The FASB Accounting Standards Codification (ASC) was also adopted during fiscal 2010. The adoption of the ASC did not result in any restatements of previously reported financial statements.
     If you have any questions or comments regarding this filing, please call the undersigned at 414-247-3447 or fax comments to 414-247-3329.
Yours very truly,

/s/ Diane L. Matoska
Diane L. Matoska
Director of Financial Reporting